Signifcant Accounting Policies	12 Months Ended
Dec. 31, 2021
Disclosure of significant accounting policies [text block] [Abstract]
SIGNIFCANT ACCOUNTING POLICIES
4.	SIGNIFCANT ACCOUNTING POLICIES

The principal accounting policies adopted in the preparation of the financial statements are set out below. The policies have been consistently applied to all the years presented, unless otherwise stated.

Basis of preparation

The consolidated financial statements have been prepared on the historical cost basis and in accordance with IFRS as issued by the IASB. The principal accounting policies are set out below.

The consolidated financial statements incorporate the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved where the Company has the power to govern the financial and operating policies of an entity so as to obtain benefits from its activities.

Where necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by other members of the Group.

All intra-group transactions, balances, income and expenses are eliminated on consolidation.

Foreign currencies

Functional and presentation currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”).

The Group conducts its business predominately in the PRC and hence its functional currency is the Renminbi (RMB).

Translation from RMB to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2019	USD 1.00= RMB 6.9762	USD 1.00=RMB 6.8944
December 31, 2020	USD 1.00= RMB 6.5277	USD 1.00=RMB 6.9001
December 31, 2021	USD 1.00= RMB 6.3524	USD 1.00=RMB 6.4491

Translation from HKD to USD found place at the following rates:

	Period end rates	Average rates
December 31, 2019	USD 1.00= HKD 7.7877	USD 1.00=HKD 7.8342
December 31, 2020	USD 1.00= HKD 7.7525	USD 1.00=HKD 7.7558
December 31, 2021	USD 1.00= HKD 7.7991	USD 1.00=HKD 7.7731

The results and financial positions in functional currency are translated into the presentation currency, USD, of the Company as follows:

(1)	Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet;

(2)	Income and expenses for each income statement are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the dates of the transactions);

(3)	Share equity, share premium and dividends are translated at historical exchange rates; and

(4)	All resulting exchange differences are recognized in foreign currency translation reserve, a separate component of equity.

All financial information presented in USD has been rounded to the nearest dollar, except when otherwise indicated.

Segment reporting

Operating segments, and the amounts of each segment item reported in the financial statements, are identified from the financial information provided regularly to the Group’s most senior executive management for the purposes of allocating resources to, and assessing the performance of, the Group’s various lines of business and geographical locations.

Individually material operating segments are not aggregated for financial reporting purposes unless the segments have similar economic characteristics and are similar in respect of the nature of products and services, the nature of production processes, the type or class of customers, the methods used to distribute the products or provide the services, and the nature of the regulatory environment. Operating segments which are not individually material may be aggregated if they share a majority of these criteria. The Group’s five segments are wholesale, retail, contract manufacturing, tourism service and cross-border e-commerce.

Revenue recognition

Revenue from contracts with customers

Revenue from contracts with customers is recognized when control of goods or services is transferred to the customers at an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

When the consideration in a contract includes a variable amount, the amount of consideration is estimated to which the Company will be entitled in exchange for transferring the goods or services to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognized will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Currently, the Company’s contracts do not include such variable amount.

When the contract contains a financing component which provides the customer a significant benefit of financing the transfer of goods or services to the customer for more than one year, revenue is measured at the present value of the amount receivable, discounted using the discount rate that would be reflected in a separate financing transaction between the Company and the customer at contract inception. When the contract contains a financing component which provides the Company a significant financial benefit for more than one year, revenue recognized under the contract includes the interest expense accreted on the contract liability under the effective interest method. For a contract where the period between the payment by the customer and the transfer of the promised goods or services is one year or less, the transaction price is not adjusted for the effects of a significant financing component, using the practical expedient in IFRS 15. Currently, the Company’s contract with its customers do not include financial benefit for more than one year.

Nature and timing of satisfaction of performance obligations for each of the revenue streams are as follows:

Revenue from the sale of goods

Performance obligation is satisfied at the point in time when control of the asset is transferred to the customer, generally on delivery and acceptance of the goods. The Company presents revenues from such transactions on a gross basis in the consolidated statements of comprehensive loss, as the Company acts as a principal to take inventory risks of these goods.

Revenue from the sale of packaged group tour service

Performance obligation is satisfied when the tour service is completed, generally when the tour group successfully returned from the tour destination to the place of origination. The Company presents revenues from such transactions on a gross basis in the consolidated statements of comprehensive loss, as the Company acts as a principal to provide a package of tourism services and take a full obligation to provide such services even if the suppliers are not able to deliver service.

Revenue from reselling of air-ticket

The Company is a reseller of air-ticket, it provides value add services to its customers including guaranteed flight replacement and other financial benefits. The revenue is recognized when performance obligation has been satisfied, which could be significantly after the ticket sale. The Company recognizes gross revenue with an expense from the cost of purchasing from the supplier.

Other income

Interest income is recognized on an accrual basis using the effective interest method by applying the rate that exactly discounts the estimated future cash receipts over the expected life of the financial instrument or a shorter period, when appropriate, to the net carrying amount of the financial asset.

Rental income is recognized on a time proportion basis over the lease terms.

Dividend income is recognized when the shareholders’ right to receive payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Company and the amount of the dividend can be measured reliably.

Value added tax (VAT)

Current standard Output VAT in effect is 13% and 6% of product sales and taxable services revenue, respectively, according to existing tax laws. The remaining balance of output VAT, after subtracting the deductible input VAT of the period, is VAT payable.

Period	Standard VAT rate in effect for product sales
April 1, 2019 - Current	13%
May 1, 2018 – March 31, 2019	16%

Borrowing costs

Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time to get ready for their intended use or sale, are added to the cost of those assets until such time as the assets are substantially ready for their intended use or sale.

All other borrowing costs are recognized in profit or loss in the period in which they are incurred.

Retirement benefit costs

Pursuant to the relevant regulations of the PRC government, the Group’s subsidiaries located in the PRC participate in a local municipal government retirement benefits scheme (the “Scheme”), whereby they contribute a prescribed percentage of the basic salaries of their employees to the Scheme to fund their retirement benefits. Once the Scheme has been funded via contributions by the Group’s participating subsidiaries, the local municipal government takes responsibility for the retirement benefits obligations of all existing and future retired employees of those subsidiaries located in the PRC; accordingly, the only obligation of the Group with respect to the Scheme is to pay the on-going required contributions as long as the employees maintain employment with the Group. There are no provisions under the Scheme whereby forfeited contributions may be used to reduce future contributions. These plans are considered defined contribution plans. The Group has no legal or constructive obligations to pay further contributions after its payment of the fixed contributions into the pension schemes. Contributions to pension schemes are recognized as an expense in the period in which the related service is performed.

Taxation

The tax expense for the period comprises current and deferred tax. Tax is recognised in the income statement, except to the extent that it relates to items recognised in other comprehensive income or directly in equity. In this case the tax is also recognised in other comprehensive income or directly in equity, respectively.

The current income tax charge is calculated on the basis of the tax laws enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation and establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

Deferred tax is recognized on temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable profit. Deferred tax liabilities are generally recognized for all taxable temporary differences. Deferred tax assets are generally recognized for all deductible temporary differences to the extent that it is probable that taxable profits will be available against which those deductible temporary differences can be utilized. Such deferred tax assets and liabilities are not recognized if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit.

Deferred tax liabilities are recognized for taxable temporary differences associated with investments in subsidiaries, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset realized, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the taxable entity or different taxable entities where there is an intention to settle the balances on a net basis.

Current and deferred tax are recognized in profit or loss, except when they relate to items that are recognized in other comprehensive income or directly in equity, in which case, the current and deferred tax are also recognized in other comprehensive income or directly in equity respectively. Where current tax or deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Store pre-opening cost

Store pre-opening cost was the start-up activity costs incurred prior to opening a new store, mainly including leasing, leasehold improvements, payroll and supplies. The accounting policies for leasing and leasehold improvements were as below. Other store pre-opening costs were directly charged to expenses when occurred.

Leasing

IFRS 16 Leases requires lessees to recognise assets and liabilities for most leases based on a ‘right-of-use model’ which reflects that, at the commencement date, a lessee has a financial obligation to make lease payments to the lessor for its right to use the underlying asset during the lease term. The lessor conveys that right to use the underlying asset at lease commencement, which is the time when it makes the underlying asset available for use by the lessee.

IFRS 16 defines a lease term as the noncancellable period for which the lessee has the right to use an underlying asset including optional periods when an entity is reasonably certain to exercise an option to extend (or not to terminate) a lease.

Under IFRS 16 lessees may also elect not to recognise assets and liabilities for leases with a lease term of 12 months or less. In such cases a lessee recognises the lease payments in profit or loss on a straight-line basis over the lease term. The exemption is required to be applied by class of underlying assets. Lessees can also make an election for leases for which the underlying asset is of low value. This election can be made on a lease-by-lease basis. For leases where the Group is the lessee, the lease term is either cancelable or no longer than 12 months, so the Group has elected not to record the leased assets.

Lessor accounting under IFRS 16 is substantially unchanged from IAS 17. Lessors continue to classify leases as either operating or finance leases using similar principles as in IAS 17. IFRS 16 did not have any significant impact on leases where the Group is the lessor.

Leasehold improvements

Leasehold improvements, principally comprising costs of office buildings and shops renovation, are held for administrative and selling purposes. Leasehold improvements are initially measured at cost and amortized systematically over its useful life.

Property, plant and equipment

Property, plant and equipment (“PPE”) including buildings held for use in the production or supply of goods or services, or for administrative purposes other than construction in progress are stated at cost less subsequent accumulated depreciation and accumulated impairment losses.

Depreciation is provided to write off the cost of items of property, plant and equipment other than construction in progress over their estimated useful lives and after taking into account of their estimated residual value, using the straight-line method.

Construction in progress includes property, plant and equipment in the course of construction for production or for its own use purposes. Construction in progress is carried at cost less any recognized impairment loss. Construction in progress is classified to the appropriate category of property, plant and equipment when completed and ready for intended use. Depreciation of these assets, on the same basis as other property assets, commences when the assets are ready for their intended use.

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on de-recognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is de-recognized.

Investment properties

Investment properties are land and buildings which are owned or held under a leasehold interest to earn rental income and/or for capital appreciation. These include land and buildings held for a currently undetermined future use. Such properties are stated at cost less accumulated depreciation and any impairment losses.

Any gains or losses on the retirement or disposal of an investment property are recognised in the income statement in the year of the retirement or disposal.

Depreciation is calculated on the straight-line basis to depreciate the cost of each item of investment properties over the estimated useful life of 20 years.

The Group as lessor

Rental income from operating leases is recognized in profit or loss on a straight-line basis over the term of the relevant lease.

Land use rights

Land use rights are stated at cost less accumulated amortization and accumulated impairment losses. Cost represents consideration paid for the rights to use the land on which various plants and buildings are situated for periods varying from 20 to 50 years.

Amortization of land use rights is calculated on a straight-line basis over the period of the land use rights.

Inventories

Inventories are stated at the lower of cost and net realizable value. Costs of inventories are determined using the weighted average method. Net realizable value represents the estimated selling price for inventories less all estimated costs of completion and costs necessary to make the sale.

Financial instruments – investments and other financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income, and fair value through profit or loss.

The classification of financial assets at initial recognition depends on the financial asset’s contractual cash flow characteristics and the Group’s business model for managing them. With the exception of trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient of not adjusting the effect of a significant financing component, the Group initially measures a financial asset at its fair value, plus in the case of a financial asset not at fair value through profit or loss, transaction costs. Trade receivables that do not contain a significant financing component or for which the Group has applied the practical expedient are measured at the transaction price determined under IFRS 15 in accordance with the policies set out for “Revenue recognition”.

In order for a financial asset to be classified and measured at amortized cost or fair value through other comprehensive income, it needs to give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the principal amount outstanding.

The Group’s business model for managing financial assets refers to how it manages its financial assets in order to generate cash flows. The business model determines whether cash flows will result from collecting contractual cash flows, selling the financial assets, or both.

All regular way purchases and sales of financial assets are recognized on the trade date, that is, the date that the Group commits to purchase or sell the asset. Regular way purchases or sales are purchases or sales of financial assets that require delivery of assets within the period generally established by regulation or convention in the marketplace.

Subsequent measurement

The subsequent measurement of financial assets depends on their classification as follows:

Financial assets at amortized cost (debt instruments)

The Group measures financial assets at amortized cost if both of the following conditions are met:

●	The financial asset is held within a business model with the objective to hold financial assets in order to collect contractual cash flows.

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets at amortized cost are subsequently measured using the effective interest method and are subject to impairment. Gains and losses are recognized in the income statement when the asset is derecognized, modified or impaired.

Financial assets at fair value through other comprehensive income (debt instruments)

The Group measures debt instruments at fair value through other comprehensive income if both of the following conditions are met:

●	The financial asset is held within a business model with the objective of both holding to collect contractual cash flows and selling.

●	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

For debt instruments at fair value through other comprehensive income, interest income, foreign exchange revaluation and impairment losses or reversals are recognized in the income statement and computed in the same manner as for financial assets measured at amortized cost. The remaining fair value changes are recognized in other comprehensive income. Upon derecognition, the cumulative fair value change recognized in other comprehensive income is recycled to the income statement.

Financial assets at fair value through other comprehensive income (equity investments)

Upon initial recognition, the Group can elect to classify irrevocably its equity investments as equity investments designated at fair value through other comprehensive income when they meet the definition of equity under HKAS 32 Financial Instruments: Presentation and are not held for trading. The classification is determined on an instrument-by-instrument basis.

Gains and losses on these financial assets are never recycled to the income statement. Dividends are recognized as other income in the income statement when the right of payment has been established, it is probable that the economic benefits associated with the dividend will flow to the Group and the amount of the dividend can be measured reliably, except when the Group benefits from such proceeds as a recovery of part of the cost of the financial asset, in which case, such gains are recorded in other comprehensive income. Equity investments designated at fair value through other comprehensive income are not subject to impairment assessment.

Financial assets at fair value through profit or loss

Financial assets at fair value through profit or loss include financial assets held for trading, financial assets designated upon initial recognition at fair value through profit or loss, or financial assets mandatorily required to be measured at fair value. Financial assets are classified as held for trading if they are acquired for the purpose of selling or repurchasing in the near term. Derivatives, including separated embedded derivatives, are also classified as held for trading unless they are designated as effective hedging instruments. Financial assets with cash flows that are not solely payments of principal and interest are classified and measured at fair value through profit or loss, irrespective of the business model. Notwithstanding the criteria for debt instruments to be classified at amortized cost or at fair value through other comprehensive income, as described above, debt instruments may be designated at fair value through profit or loss on initial recognition if doing so eliminates, or significantly reduces, an accounting mismatch.

Financial assets at fair value through profit or loss are carried in the statement of financial position at fair value with net changes in fair value recognized in the income statement. This category includes derivative financial instruments and structured bank deposits.

A derivative embedded in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. Embedded derivatives are measured at fair value with changes in fair value recognized in the income statement. Reassessment only occurs if there is either a change in the terms of the contract that significantly modifies the cash flows that would otherwise be required or a reclassification of a financial asset out of the fair value through profit or loss category.

A derivative embedded within a hybrid contract containing a financial asset host is not accounted for separately. The financial asset host together with the embedded derivative is required to be classified in its entirety as a financial asset at fair value through profit or loss.

Financial instruments – impairment of financial assets

The Group recognizes an allowance for ECLs for all debt instruments not held at fair value through profit or loss. ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive, discounted at an approximation of the original effective interest rate. The expected cash flows will include cash flows from the sale of collateral held or other credit enhancements that are integral to the contractual terms.

General approach

ECLs are recognized in two stages. For credit exposures for which there has not been a significant increase in credit risk since initial recognition, ECLs are provided for credit losses that result from default events that are possible within the next 12-months (a 12-month ECL). For those credit exposures for which there has been a significant increase in credit risk since initial recognition, a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (a lifetime ECL).

At each reporting date, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information that is available without undue cost or effort, including historical and forward-looking information.

The Group considers a financial asset in default when contractual payments are 120 days past due. However, in certain cases, the Group may also consider a financial asset to be in default when internal or external information indicates that the Group is unlikely to receive the outstanding contractual amounts in full before taking into account any credit enhancements held by the Group. A financial asset is written off when there is no reasonable expectation of recovering the contractual cash flows.

Debt instruments at fair value through other comprehensive income and financial assets at amortized cost are subject to impairment under the general approach and they are classified within the following stages for measurement of ECLs except for trade receivables which apply the simplified approach as detailed below.

Stage 1 – Financial instruments for which credit risk has not increased significantly since initial recognition and for which the loss allowance is measured at an amount equal to 12-month ECLs

Stage 2 – Financial instruments for which credit risk has increased significantly since initial recognition but that are not credit-impaired financial assets and for which the loss allowance is measured at an amount equal to lifetime ECLs

Stage 3 – Financial assets that are credit-impaired at the reporting date (but that are not purchased or originated credit-impaired) and for which the loss allowance is measured at an amount equal to lifetime ECLs

Simplified approach

For trade receivables that do not contain a significant financing component or when the Group applies the practical expedient of not adjusting the effect of a significant financing component, the Group applies the simplified approach in calculating ECLs. Under the simplified approach, the Group does not track changes in credit risk, but instead recognizes a loss allowance based on lifetime ECLs at each reporting date. The Group has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the debtors and the economic environment.

For trade receivables that contain a significant financing component and lease receivables, the Group chooses as its accounting policy to adopt the simplified approach in calculating ECLs with policies as described above.

Financial instruments – derecognition of financial assets

A financial asset (or, where applicable, a part of a financial asset or part of a group of similar financial assets) is primarily derecognized (i.e., removed from the Group’s consolidated statement of financial position) when:

●	the rights to receive cash flows from the asset have expired; or

●	the Group has transferred its rights to receive cash flows from the asset or has assumed an obligation to pay the received cash flows in full without material delay to a third party under a “pass-through” arrangement; and either (a) the Group has transferred substantially all the risks and rewards of the asset, or (b) the Group has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

When the Group has transferred its rights to receive cash flows from an asset or has entered into a pass-through arrangement, it evaluates if, and to what extent, it has retained the risk and rewards of ownership of the asset. When it has neither transferred nor retained substantially all the risks and rewards of the asset nor transferred control of the asset, the Group continues to recognize the transferred asset to the extent of the Group’s continuing involvement. In that case, the Group also recognizes an associated liability. The transferred asset and the associated liability are measured on a basis that reflects the rights and obligations that the Group has retained.

Continuing involvement that takes the form of a guarantee over the transferred asset is measured at the lower of the original amount of the asset and the maximum amount of consideration that the Group could be required to repay.

Financial instruments – financial liabilities

Initial recognition and measurement

All financial liabilities are recognized initially at fair value and, in the case of loans and borrowings, net of directly attributable transaction costs. The Group’s financial liabilities include trade payables, other payables, financial liabilities included in accruals and interest-bearing bank borrowings.

Subsequent measurement

After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost, using the effective interest rate method unless the effect of discounting would be immaterial, in which case they are stated at cost. Gains and losses are recognized in the income statement when the liabilities are derecognized as well as through the effective interest rate amortization process.

Amortized cost is calculated by taking into account any discount or premium on acquisition and fees or costs that are an integral part of the effective interest rate. The effective interest rate amortization is included in finance costs in the income statement.

Financial instruments – derecognition of financial liabilities

A financial liability is derecognized when the obligation under the liability is discharged or cancelled, or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as a derecognition of the original liability and a recognition of a new liability, and the difference between the respective carrying amounts is recognized in the income statement.

Financial instruments – offsetting financial instruments

Financial assets and financial liabilities are offset and the net amount is reported in the statement of financial position if there is a currently enforceable legal right to offset the recognized amounts and there is an intention to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.

Capital and Reserves

Share capital represents the nominal value of shares that have been issued by the Group. Share capital is determined using the nominal value of shares that have been issued.

Retained profits include all current and prior period results as determined in the combined statement of comprehensive income.

Foreign currency translation reserve arising on the translation are included in the currency translation reserve.

In accordance with the relevant laws and regulations of PRC, the subsidiaries of the Group established in PRC are required to transfer 10% of its annual statutory net profit (after offsetting any prior years’ losses) to the statutory reserve. When the balance of such reserve reaches 50% of the subsidiary’s share capital, any further transfer of its annual statutory net profit is optional. Such reserve may be used to offset accumulated losses or to increase the registered capital of the subsidiary subject to the approval of the relevant authorities. However, except for offsetting prior years’ losses, such statutory reserve must be maintained at a minimum of 25% of the share capital after such usage. The statutory reserves are not available for dividend distribution to the shareholders.

All transactions with owners of the Group are recorded separately within equity.

Earnings/(loss) per share

Basic earnings per share (“EPS”) are computed by dividing income attributable to holders of common shares by the weighted average number of common shares outstanding during the year. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted into common shares. Potential dilutive securities are excluded from the calculation of diluted EPS in loss periods as their effect would be anti-dilutive.

The preparation of financial statements in conformity with IFRS requires management to exercise judgment in the process of applying the Group’s accounting policies and requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and reported amount of revenue and expenses during the reporting period. The following estimates that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year are disclosed below.